Revenues	12 Months Ended
Dec. 31, 2019
Revenue [abstract]
Revenues

Note 13 - Revenues

Revenues recorded are from upfront payments of license agreements. Such revenues in 2019 are from a customer in the U.S and in each of 2018 and 2017 from two customers in the far-east.